Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisitions 2014
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

	RMB	US$
	(In thousands)
Purchase consideration	398,410	64,212
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(95,961)	(15,466)
Intangible assets, net	249,452	40,204
Deferred tax liabilities, noncurrent	(67,945)	(10,951)
Pre-existing equity interests	(91,677)	(14,776)
Noncontrolling interests	(150,000)	(24,175)
Goodwill	554,541	89,376

Acquisition of 91 Wireless 2013
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of October 1, 2013, the date of acquisition:

RMB
(In thousands)
Purchase consideration	11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	483,341
Intangible assets, net	1,146,300
Deferred tax liabilities, noncurrent	(278,346)
Goodwill	9,844,940

Other Business Acquisition in 2013
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	3,865,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	467,159
Intangible assets, net	796,415
Deferred tax liabilities, noncurrent	(112,233)
Noncontrolling interests	(427,813)
Goodwill	3,141,850

Business Acquisitions 2012
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

RMB
(In thousands)
Purchase consideration	1,190,717
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095
Intangible assets, net	664,380
Deferred tax liabilities, noncurrent	(72,222)
Noncontrolling interests	(32,507)
Redeemable noncontrolling interests	(100,101)
Pre-existing equity method investments	(817,951)
Goodwill	1,458,023